INTANGIBLE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	€ 1,419,699	€ 1,307,388
Intangible assets, ending balance	1,545,664	1,419,699	€ 1,307,388
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	4,182,536	3,692,565
Additions	506,874	487,148
Divestitures	17,202	2,564
Reclassifications	583	5,558
Translation differences and other movements	(14,999)	(171)
Intangible assets, ending balance	4,657,792	4,182,536	3,692,565
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(2,762,837)	(2,385,177)
Divestitures	(2,881)	0
Reclassifications	31	5,558
Translation differences and other movements	(14,998)	1
Amortization	367,139	372,101	286,376
Intangible assets, ending balance	(3,112,128)	(2,762,837)	(2,385,177)
Development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,369,895
Intangible assets, ending balance	1,502,889	1,369,895
Development costs | Externally acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	847,635	824,693
Intangible assets, ending balance	907,662	847,635	824,693
Development costs | Externally acquired | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	2,607,792	2,334,817
Additions	306,559	272,975
Divestitures	14,632	0
Reclassifications	0	0
Translation differences and other movements	2,633	0
Intangible assets, ending balance	2,902,352	2,607,792	2,334,817
Development costs | Externally acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(1,760,157)	(1,510,124)
Divestitures	(2,881)	0
Reclassifications	0	0
Translation differences and other movements	0	0
Amortization	237,414	250,033
Intangible assets, ending balance	(1,994,690)	(1,760,157)	(1,510,124)
Development costs | Internally acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	522,260	439,774
Intangible assets, ending balance	595,227	522,260	439,774
Development costs | Internally acquired | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,188,371	1,007,704
Additions	169,908	175,405
Divestitures	945	0
Reclassifications	0	5,558
Translation differences and other movements	(2,632)	(296)
Intangible assets, ending balance	1,354,702	1,188,371	1,007,704
Development costs | Internally acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(666,111)	(567,930)
Divestitures	0	0
Reclassifications	0	5,558
Translation differences and other movements	(3)	0
Amortization	93,367	92,623
Intangible assets, ending balance	(759,475)	(666,111)	(567,930)
Patents, concessions and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	35,957	32,384
Intangible assets, ending balance	36,338	35,957	32,384
Patents, concessions and licenses | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	318,585	291,379
Additions	26,453	23,849
Divestitures	1,613	0
Reclassifications	10,267	3,399
Translation differences and other movements	0	(42)
Intangible assets, ending balance	353,692	318,585	291,379
Patents, concessions and licenses | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(282,628)	(258,995)
Divestitures	0	0
Reclassifications	31	(4,283)
Translation differences and other movements	0	(7)
Amortization	34,695	27,923
Intangible assets, ending balance	(317,354)	(282,628)	(258,995)
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	13,847	10,537
Intangible assets, ending balance	6,437	13,847	10,537
Other intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	67,788	58,665
Additions	3,954	14,919
Divestitures	12	2,564
Reclassifications	(9,684)	(3,399)
Translation differences and other movements	(15,000)	167
Intangible assets, ending balance	47,046	67,788	58,665
Other intangible assets | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(53,941)	(48,128)
Divestitures	0
Reclassifications	0	4,283
Translation differences and other movements	(14,995)	8
Amortization	1,663	1,522
Intangible assets, ending balance	€ (40,609)	€ (53,941)	€ (48,128)